Stock-Based Incentive Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Jan. 21, 2015	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	4 years
Number of common stock shares available to purchase under nonqualified option plan	111,025
Weighted average grant date fair value		$ 3.85
Stock reserved for future issuance		3,883,974		4,539,337
Options granted		935,368
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 1,111,000
Unrecognized compensation cost, recognition period		2 years
Employee Stock Option | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period			4 years
Options granted			111,025
Stock options vesting period, beginning date			Mar. 31, 2015
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available to purchase under nonqualified option plan		400,000
Two Thousand And Six Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance		7,033,298
Common stock available for grant		3,149,324
Contractual term of stock		10 years		10 years
Incremental compensation costs as a result of modifications				573,000	1,397,000
Weighted average grant date fair value		$ 3.85		$ 3.38	$ 2.98
Intrinsic value of options		60,000		200,000	472,000
Options expired		12,171		176,102
Unrecognized compensation expense		3,654,000
Unrecognized compensation cost, recognition period		2 years 6 months 22 days
Fair value of shares vested under 2006 plans		$ 3,427,000		$ 5,140,000	$ 7,836,000
Two Thousand And Six Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period		0 years
Exercise price as a percentage of the fair market value of the common stock		100.00%
Two Thousand And Six Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period		5 years